Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Dry-Docking Activity
Dry-docking activity for the three years ended December 31, 2017, 2016 and 2015 is summarized as follows:

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2017	2016	2015
	$	$	$
Balance at beginning of the year	49,238	42,822	54,259
Cost incurred for dry docking	17,183	25,043	14,609
Dry-docking amortization	(22,870)	(18,627)	(23,863)
Write down / sale of vessels with capitalized dry-dock expenditure	(722)	—	(2,183)
Balance at end of the year	42,829	49,238	42,822